Revenue and Consolidated Segment Data	6 Months Ended
Jun. 30, 2025
Revenue and Consolidated Segment Data [Abstract]
REVENUE AND CONSOLIDATED SEGMENT DATA
9.	REVENUE AND CONSOLIDATED SEGMENT DATA

The Company generates its revenue primarily from three service lines: (1) Secured Logistics; (2) AI&Robotics Solution; and (3) General Security Solutions.

Each service line primarily renders the following services:

(1)	Secure Logistics

(i)	Cash-In-Transit – Non-Dedicated Vehicle (CIT Non-DV); (ii) Cash-In-Transit – Dedicated Vehicle (CIT DV); (iii) ATM management; (iv) Cash Processing (CPC); (v) Cash Center Operations (CCT); (vi) Consolidate Cash Center (CCC); (vii) Express Cash; (viii) Coin Processing Service; and (ix) Cash Deposit Management Solutions (GDM).

(2)	AI&Robotics Solution

(i)	Sale and Rental of AI&Robotics Solution; (ii) Advertising Service; and (iii) Solution Provider

(3)	General Security Solutions

(i)	Smart retail solution and (ii) Security engineering and maintenance

Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:

	For the six months ended June 30,
	2025	Percentage of Total	2024	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$6,297,955	34.6%	$6,016,286	34.2%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,914,764	10.5%	1,765,869	10.1%
ATM Management	3,349,420	18.4%	3,293,725	18.7%
Cash Processing (CPC)	2,133,633	11.7%	1,710,792	9.7%
Cash Center Operations (CCT)	903,368	5.0%	857,109	4.9%
Consolidate Cash Center (CCC)	285,110	1.6%	276,137	1.6%
Cash Deposit Management Solutions (GDM)	2,176,285	12.0%	1,842,026	10.5%
AI&Robotics Solution	107,470	0.6%	131,142	0.8%
General Security Solutions	1,039,181	5.6%	1,673,758	9.5%
Total	$18,207,186	100.0%	$17,566,844	100.0%

Selected information by segment is presented in the following tables for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
Revenues(1)	2025	2024
	(Unaudited)	(Unaudited)
Secured Logistics	$17,060,535	$15,761,944
AI&Robotics Solution	107,470	131,142
General Security Solutions	1,039,181	1,673,758
	$18,207,186	$17,566,844

(1)	The Company has no intersegment revenues.

	For the six months ended June 30,
Operating profit (loss)	2025	2024
	(Unaudited)	(Unaudited)
Secured Logistics	$541,031	$770,737
AI&Robotics Solution	(1,109,880)	(504,612)
General Security Solutions	(193,447)	(109,979)
Corporate and others (1)	(1,718,465)	(2,238,008)
Operating loss from continuing operations	(2,480,761)	(2,081,862)
Total other income from four segments	70,548	50,881
Foreign exchange (gain) losses, net:
- Secured Logistics	(4,793)	(1,544)
- AI&Robotics Solution	1,865	(30,030)
- Corporate and others	(16,138)	(17,467)
Finance income (costs), net:
- Secured Logistics	(56,670)	(41,598)
- AI&Robotics Solution	(6,153)	(16,462)
- General Security Solutions	131	(1,877)
- Corporate and others	313,026	239,864
Loss before income tax from continuing operations	(2,178,945)	(1,900,095)
Provision for income tax (expense) benefit	(48,177)	22,949
Net loss for the period from continuing operations	(2,227,122)	(1,877,146)
Net profit for the period from discontinued operations	-	38,719
Net loss for the period	(2,227,122)	(1,838,427)
Less: net profit attributable to the non-controlling interest	8,955	9,167
Net loss attributable to equity holders of the Company	$(2,236,077)	$(1,847,594)

(1)	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation, legal and professional fees and consultancy fees for the Company.

Total assets by segment as of June 30, 2025 and December 31, 2024 are as follows:

Total assets	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Secured Logistics	$23,740,122	$21,448,136
AI&Robotics Solution	2,317,646	1,979,695
General Security Solutions	3,379,623	3,837,511
Corporate and others	18,071,269	17,427,077
	$47,508,660	$44,692,419

Total non-current assets by geographical segment as of June 30, 2025 and December 31, 2024 are as follows:

Total non-current assets	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
The PRC (including Hong Kong and Macau)	$3,073,099	$3,147,912
Thailand	12,466,694	10,528,245
Other countries	41,163	169,600
	$15,580,956	$13,845,757